Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2020 [1]	Apr. 30, 2019	Apr. 30, 2020 [1]	Apr. 30, 2019
Cash flows from operating activities
Net income		$ 1,324	$ 2,259	$ 3,650	$ 4,506
Adjustment for:
Net interest income		(4,417)	(4,193)	(8,809)	(8,467)
Depreciation and amortization		363	258	762	506
Provision for credit losses		1,846	873	2,772	1,561
Equity-settled share-based payment expense		1	1	4	5
Net gain on sale of investment securities		(239)	(86)	(280)	(108)
Net (gain)/loss on divestitures			(141)	(262)	(141)
Net income from investments in associated corporations		(60)	(170)	(151)	(299)
Income tax expense		423	625	894	1,123
Changes in operating assets and liabilities:
Trading assets		25,301	(9,230)	8,388	(15,432)
Securities purchased under resale agreements and securities borrowed		19,421	3,451	4,845	(20,545)
Loans		(31,342)	(14,261)	(38,245)	(24,839)
Deposits		23,512	15,086	60,302	27,406
Obligations related to securities sold short		(745)	(1,874)	1,135	(2,519)
Obligations related to securities sold under repurchase agreements and securities lent		18,396	6,096	36,630	21,271
Net derivative financial instruments		2,067	(2,343)	237	1,856
Other, net		12,063	2,557	9,478	(2,063)
Dividends received		218	123	414	218
Interest received		7,425	7,772	15,757	15,815
Interest paid		(3,543)	(3,572)	(7,678)	(7,275)
Income tax paid		(572)	(675)	(1,188)	(1,632)
Net cash from/(used in) operating activities		71,442	2,556	88,655	(9,053)
Cash flows from investing activities
Interest-bearing deposits with financial institutions		(30,808)	3,696	(55,334)	14,149
Purchase of investment securities		(70,354)	(27,119)	(85,615)	(44,812)
Proceeds from sale and maturity of investment securities		31,438	21,368	50,700	40,375
Acquisition/divestiture of subsidiaries, associated corporations or business units, net of cash acquired			(36)	3,807	(36)
Property and equipment, net of disposals		(308)	(87)	(403)	(104)
Other, net		(145)	200	(427)	(14)
Net cash from/(used in) investing activities		(70,177)	(1,978)	(87,272)	9,558
Cash flows from financing activities
Proceeds from issue of subordinated debentures					1,750
Redemption/repayment of subordinated debentures			(14)		(14)
Redemption of preferred shares		(265)		(265)	(300)
Proceeds from common shares issued		13	48	51	158
Common shares purchased for cancellation		(146)	(289)	(414)	(523)
Cash dividends and distributions paid		(1,156)	(1,127)	(2,273)	(2,197)
Distributions to non-controlling interests		(99)	(61)	(129)	(92)
Payment of lease liabilities		(83)		(171)
Other		1,703	578	2,395	1,158
Net cash from/(used in) financing activities		(33)	(865)	(806)	(60)
Effect of exchange rate changes on cash and cash equivalents		198	148	182	218
Net change in cash and cash equivalents		1,430	(139)	759	663
Cash and cash equivalents at beginning of period	[2]	10,233	9,799	10,904	8,997
Cash and cash equivalents at end of period	[2]	$ 11,663	$ 9,660	$ 11,663	$ 9,660

[1]	The amounts for the period ended April 30, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).
[2]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 6).